Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of significant differences between the U.S. Federal statutory rate and effective rate

	Years Ended December 31,
	2023	2022
Federal statutory tax rate	(21.0)%	(21.0)%
State taxes, net of federal tax benefit	(4.9)	(5.3)
Change in valuation allowance	19.9	26.4
NQSO Comp - Other	2.2	0.0
EQ Comp - Other	0.0	0.0
True-up Adjustment	3.8	(0.1)
Effective tax rate	-%	-%

Schedule of federal income tax

	As of December 31,
	2023	2022
Current:
Federal	$-	$-
State Franchise Fees	3,293	(8,850)

Schedule of deferred income tax assets and liabilities

	As of December 31,
	2023	2022
Deferred tax assets:
Net Operating Losses	$3,434,559	$1,719,889
Stock-based compensation	153,692	444,051
Depreciation	61,547	(4,605)
Other	120,072	424,675
Subtotal	3,769,870	2,584,010
Valuation allowance	(3,769,870)	(2,584,010)
Deferred tax liabilities:
Net deferred tax asset	$—	$—

Schedule of reconciliation between amount of income tax benefit

	As of December 31,
	2023	2022
Income tax provision at federal statutory rate	$(1,565,126)	$(1,584,531)
State taxes	(361,328)	(399,174)
Stock-based compensation	163,170	—
Penalties and fines	22	—
Other	283,876	(8,964)
Valuation allowance	1,479,386	1,992,669
Net deferred tax asset	$—	$—